THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF
JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS – 79.3%
	Shares	Fair Value

Invesco QQQ Trust, Series 1	22,343	$9,316,361
iShares Gold Strategy ETF	8,318	445,446
Vanguard FTSE Developed Markets ETF	35,696	1,691,276
Vanguard Long-Term Treasury ETF	14,775	892,853
Vanguard S&P 500 ETF	13,003	5,770,991

		18,116,927

Total Exchange Traded Funds
(Cost $16,759,311)		18,116,927

CLOSED-END FUND – 19.5%
Sprott Physical Gold Trust*	283,118	4,459,109

Total Closed-End Fund
(Cost $4,151,530)		4,459,109

Total Investments - 98.8%
(Cost $20,910,841)		$22,576,036

Percentages are based on Net Assets of $22,847,851.

*	Non-income producing security.

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor’s

PMV-QH-001-0300